UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-05527

General New Jersey Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/19

FORM N-Q

Item 1.                 Schedule of Investments.

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
February 28, 2019 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments - 97.9%	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 96.5%
Barnegat Township Board Of Education,
GO, Refunding	4.00	4/1/19	160,000		160,313
Burlington County,
GO, Ser. A	2.00	5/15/19	255,000		255,207
Burlington County Bridge Commission,
Revenue Notes, Ser. B	3.00	4/22/19	700,000		701,158
Camden County Improvement Authority,
Special Revenue Bonds (Congregation
Beth El Project) (LOC; TD Bank)	1.80	3/8/19	1,960,000	[a]	1,960,000
Clifton Board Of Education,
GO, Refunding	4.00	3/1/19	200,000		200,000
Delran Township Board Of Education,
GO, Refunding	4.00	7/15/19	100,000		100,898
East Orange,
GO	3.00	3/22/19	500,000		500,328
East Windsor Regional School District,
GO, Refunding	4.00	3/1/19	150,000		150,000
Edgewater Borough,
BAN	4.00	7/19/19	100,000		100,836
Egg Harbor Township School District,
GO, Refunding (Insured; Assured
Guaranty Municipal Corp.)	5.50	7/15/19	510,000		517,449
Elizabeth,
GO	2.00	4/1/19	100,000		100,030
Elizabeth,
GO (Insured; MAC)	2.50	4/1/19	620,000		620,451
Englewood,
BAN	3.00	8/20/19	560,000		563,257
Essex County,
GO, Refunding, Ser. A&C	3.00	3/1/19	105,000		105,000
Florence Township Board Of Education,
GO, Refunding	4.00	3/1/19	130,000		130,000
Freehold Regional High School District,
GO, Refunding (Insured; National
Public Finance Guarantee Corp.)	5.00	3/1/19	1,500,000		1,500,000
Garfield,
GO, Refunding	3.00	3/1/19	200,000		200,000
Hamilton,
GO, Refunding	4.00	8/1/19	100,000		100,984
Harrison,
GO	3.00	8/1/19	100,000		100,569

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 97.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 96.5% (continued)
Harrison,
GO (Insured; Build America Mutual
Assurance Company)	5.00	3/1/19	980,000		980,000
Hudson,
GO	4.00	3/15/19	100,000		100,088
Hudson,
GO	5.00	6/1/19	100,000		100,850
Hudson County Improvement Authority,
Guaranteed Pooled Revenue Notes	3.00	6/4/19	550,000		551,818
Hudson County Improvement Authority,
Revenue Bonds (Hudson County
Vocational)	4.00	5/1/19	200,000		200,718
Hudson County Improvement Authority,
Revenue Notes, Ser. A1	2.50	3/21/19	800,000		800,276
Lawrence Township School District,
GO, Refunding	3.63	3/1/19	400,000		400,000
Lenape Regional High School District,
GO, Refunding	5.00	4/1/19	1,165,000		1,168,373
Little Egg Harbor,
BAN, Ser. A	2.25	8/20/19	4,411,000		4,419,451
Mercer County Improvement Authority,
Revenue Bonds, Refunding	5.00	3/15/19	1,730,000		1,732,338
Mercer County Improvement Authority,
Revenue Bonds, Refunding	5.00	3/15/19	245,000		245,331
Middlesex ,
GO, Refunding, Ser. A	4.00	6/15/19	100,000		100,655
Monmouth,
GO (Various Purpose)	4.00	3/1/19	200,000		200,000
Monmouth,
GO (Various Purpose)	5.00	7/15/19	125,000		126,536
Monroe Township Board of Education,
GO, Refunding	4.00	8/1/19	100,000		100,972
Montclair,
General Improvement Revenue Bonds	4.00	3/1/19	100,000		100,000
Morris County Improvement Authority,
Revenue Bonds, Refunding (Insured;
Cnty Gtd)	3.00	5/1/19	405,000		405,915
New Jersey Economic Development
Authority,
EDR (Maroukian Realty, LLC Project)
(LOC; TD Bank)	1.85	3/8/19	150,000	[a]	150,000
New Jersey Economic Development
Authority,
EDR (Paddock Realty, LLC Project)
(LOC; Wells Fargo Bank)	1.95	3/14/19	1,560,000	[a]	1,560,000
New Jersey Economic Development
Authority,
EDR (The Trustees of the Lawrenceville
School Project) (Liquidity Facility;
JPMorgan Chase Bank) Ser. B	0.80	3/8/19	1,900,000		1,900,000

Short-Term Investments - 97.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Economic Development
Authority,
EDR, Refunding (RDR Investment
Company LLC Project) (LOC; JPMorgan
Chase Bank)	1.93	3/14/19	585,000	[a]	585,000
New Jersey Economic Development
Authority,
Revenue Bonds (Developmental
Disabilities Association of New Jersey
Inc. Project) (LOC; Wells Fargo Bank)	1.90	3/14/19	615,000	[a]	615,000
New Jersey Economic Development
Authority,
Revenue Bonds (ESARC, Inc.) (Liquidity
Facility; TD Bank)	1.79	3/14/19	1,635,000	[a]	1,635,000
New Jersey Economic Development
Authority,
Revenue Bonds (Falcon Safety
Products, Inc. Project) (LOC; PNC Bank
NA)	1.76	3/14/19	360,000	[a]	360,000
New Jersey Economic Development
Authority,
Revenue Bonds (MZR Real Estate, L.P.
Project) (LOC; Wells Fargo Bank)	1.95	3/14/19	3,800,000	[a]	3,800,000
New Jersey Economic Development
Authority,
Revenue Bonds (MZR Real Estate, L.P.
Project) (LOC; Wells Fargo Bank) Ser. A	1.95	3/14/19	2,845,000	[a]	2,845,000
New Jersey Economic Development
Authority,
Revenue Bonds (Oak Hill Academy
Project) (LOC; Wells Fargo Bank)	1.90	3/14/19	505,000	[a]	505,000
New Jersey Economic Development
Authority,
Revenue Bonds (Parke Place
Associates, LLC Project) (LOC; TD
Bank)	1.85	3/8/19	3,180,000	[a]	3,180,000
New Jersey Economic Development
Authority,
Revenue Bonds (Pennington
Montessori School Project) (LOC; Wells
Fargo Bank)	1.90	3/14/19	460,000	[a]	460,000
New Jersey Economic Development
Authority,
Revenue Bonds (Rutgers University)	5.00	6/15/19	1,880,000		1,898,121
New Jersey Economic Development
Authority,
Revenue Bonds (Somerset Hills YMCA
Project) (LOC; TD Bank)	1.80	3/8/19	1,180,000	[a]	1,180,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 97.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)		Value ($)
New Jersey - 96.5% (continued)
New Jersey Economic Development
Authority,
Revenue Bonds (Young Men's Christian
Association of Metuchen Project) (LOC;
Wells Fargo Bank)	1.90	3/14/19	345,000	[a]	345,000
New Jersey Educational Facilities
Authority,
Revenue Bonds, Ser. C	1.40	3/6/19	400,000	[a]	400,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Atlantic Health System
Hospital Corporation) (LOC; Bank of
America) Ser. B	1.71	3/14/19	2,800,000	[a]	2,800,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Meridian Nursing and
Rehabilitation, Inc.) (LOC; JPMorgan
Chase Bank) Ser. A3	1.74	3/14/19	3,260,000	[a]	3,260,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Virtua Health) (LOC;
JPMorgan Chase Bank) Ser. B	0.90	3/8/19	430,000		430,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Virtua Health) (LOC;
JPMorgan Chase Bank) Ser. C	0.91	3/8/19	460,000		460,000
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds, Refunding (Hospital
Capital Asset Financing Program) (LOC;
JPMorgan Chase Bank)	1.72	3/14/19	200,000	[a]	200,000
New Jersey Housing & Mortgage Finance
Agency,
Revenue Bonds, Refunding, Ser. B	1.25	5/1/19	150,000		149,761
New Jersey Housing and Mortgage
Finance Agency,
MFHR (LOC; Citibank NA)	1.67	3/14/19	1,300,000	[a]	1,300,000
New Jersey Rutgers The State University,
Revenue Bonds, Refunding, Ser. L	5.00	5/1/19	100,000		100,517
New York & New Jersey Port Authority,
(Consolidated Revenue Bonds, Ser.
185th ) (Citigroup ROCS, Series RR II R-
14086) (Liquidity Facility; Citibank NA)	1.79	3/14/19	2,050,000	[a,b]	2,050,000
Ocean Township Board of Education,
GO, Refunding	4.00	3/1/19	150,000		150,000
Palmyra Borough,
GO (Insured; Build America Mutual
Assurance Company)	4.00	3/1/19	300,000		300,000
Pinelands Regional School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	3.00	8/1/19	1,190,000		1,196,782

Short-Term Investments - 97.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 96.5% (continued)
River Vale,
BAN	3.00	8/9/19	680,000	683,697
South Brunswick,
GO, Refunding	4.00	3/1/19	185,000	185,000
Stafford,
GO, Refunding	4.00	8/1/19	100,000	100,941
Sussex,
BAN	3.00	6/24/19	100,000	100,322
Tender Option Bond Trust Receipts
(Series 2016-XF2370),
(New Jersey Transportation Trust Fund
Authority, Federal Highway
Reimbursement Revenue Notes)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)), Trust
Maturity Date 6/15/2030	5.00	3/14/19	5,000,000[a,b,c]	5,000,000
Tender Option Bond Trust Receipts
(Series 2016-XF2393),
(New Jersey Economic Development
Authority, School Facilities
Construction Revenue Bonds)
(Liquidity Facility; Barclays Bank PLC
and LOC; Barclays Bank PLC)), Trust
Maturity Date 6/15/2041	5.00	3/14/19	3,750,000[a,b,c]	3,750,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0468),
(New Jersey Transportation Trust Fund
Authority, Revenue Bonds) (LOC; Royal
Bank of Canada)), Trust Maturity Date
6/15/2019	5.25	3/14/19	5,200,000[a,b,c]	5,200,000
Tender Option Bond Trust Receipts
(Series 2016-ZF0470),
(New Jersey Turnpike Authority,
Revenue Bonds) (LOC; Royal Bank of
Canada)), Trust Maturity Date
7/1/2020	5.00	3/14/19	4,700,000[a,b,c]	4,700,000
Tender Option Bond Trust Receipts
(Series 2017-ZF2477),
(Rutgers University, Revenue Bonds,
Refunding (Liquidity Agreement;
Citibank NA)), Trust Maturity Date
11/1/2021	5.00	3/14/19	1,900,000[a,b,c]	1,900,000
Tender Option Bond Trust Receipts
(Series 2017-ZF2479),
(Union County Utilities Authority,
Revenue Bonds, Refunding (Liquidity
Agreement; Citibank NA and Insured;
Cnty Gtd)), Trust Maturity Date
6/15/2020	5.00	3/14/19	2,345,000[a,b,c]	2,345,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 97.9%	Coupon	Maturity	Principal
(continued)	Rate (%)	Date	Amount ($)	Value ($)
New Jersey - 96.5% (continued)
Tender Option Bond Trust Receipts
(Series 2018-XL0063),
(Port Authority of New York and New
Jersey, Revenue Bonds, Refunding
(Liquidity Agreement; Citibank NA)),
Trust Maturity Date 10/1/2024	5.00	3/7/19	1,075,000[a,b,c]	1,074,443
Tender Option Bond Trust Receipts
(Series 2018-ZF2625),
(New Jersey Housing & Mortgage
Finance Agency, Revenue Bonds,
Refunding (Single Family Housing)
(Liquidity Agreement; Morgan Stanley
Bank)), Trust Maturity Date 10/1/2028	3.65	3/14/19	4,800,000[a,b,c]	4,800,000
Tender Option Bond Trust Receipts
(Series 2019-XG0221),
(Union County Authority, Revenue
Bonds (Liquidity Agreement; Bank of
America NA and Insured; Cnty Gtd)),
Trust Maturity Date 3/1/2034	5.00	3/7/19	800,000[a,b,c]	800,000
Tender Option Bond Trust Receipts
(Series 2019-XG0222),
(New Jersey Transportation Trust Fund
Authority, Revenue Bonds) (Liquidity
Agreement; Bank of America NA)),
Trust Maturity Date 5/1/2046	5.00	3/7/19	1,730,000[a,b,c]	1,730,000
Toms River,
BAN	3.00	6/19/19	100,000	100,321
Union County,
GO, Ser. B	3.00	3/1/19	245,000	245,000
Union County,
GO, Ser. C	3.00	3/1/19	115,000	115,000
Wayne,
BAN	2.75	6/25/19	2,000,000	2,006,258
Woodbridge,
GO	3.00	8/16/19	145,000	145,823
				88,596,787
New York - 1.4%
New York & New Jersey Port Authority,
CP, Ser. B	1.40	3/27/19	1,100,000	1,100,000
New York & New Jersey Port Authority,
Revenue Bonds, Ser. 180	4.00	6/1/19	200,000	201,131
				1,301,131

Total Investments (cost $89,897,918)	97.9%	89,897,918
Cash and Receivables (Net)	2.1%	1,963,016
Net Assets	100.0%	91,860,934

[a] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2019, these securities amounted to $33,349,443 or 36.3% of net assets.
[c] The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-
term rates). These securities are not an underlying piece for any of the Dreyfus long-term Inverse floater securities.

STATEMENT OF INVESTMENTS
General New Jersey Municipal Money Market Fund, Inc.
February 28, 2019 (Unaudited)

The following is a summary of the inputs used as of February 28, 2019 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	89,897,918
Level 3 - Significant Unobservable Inputs	-
Total	89,897,918

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New Jersey Municipal Money Market Fund, Inc.

By:         /s/ Bradley J. Skapyak

              Bradley J. Skapyak

              President

Date:      April 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

              Bradley J. Skapyak

              President

Date:      April 16, 2019

By:         /s/ James Windels

              James Windels

              Treasurer

Date:      April 16, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)